SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Summary of stock option activity

			Weighted‑
			Average	Weighted
		Weighted‑	Grant	Average
		Average	Date	Remaining	Aggregate
	Number of	Exercise	Fair	Contractual	Intrinsic
	Options	Price	Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at December 31, 2020	3,294,467	1.75	6.65	8.78	33,410,968
Granted	1,894,119	12.31	8.39	—	—
Exercised	(233,958)	0.99	5.13	—	—
Forfeited	(145,550)	3.02	7.71	—	—
Outstanding at December 31, 2021	4,809,078	5.91	7.38	8.68	2,619,574
Granted	2,640,598	3.28	2.13	—	—
Exercised	(197,975)	2.08	6.95	—	—
Forfeited	(964,789)	6.75	7.57	—	—
Outstanding at December 31, 2022	6,286,912	4.80	5.16	8.44	94,990
Granted	3,442,500	1.14	0.72	—	—
Exercised	(10,000)	0.55	5.72	—	—
Forfeited	(952,530)	4.59	3.45	—	—
Outstanding at December 31, 2023	8,766,882	3.39	3.60	8.24	2,011,843
Vested and expected to vest at December 31, 2023	8,766,882	3.39	3.60	8.24	2,011,843
Exercisable at December 31, 2022	2,070,533	6.35	6.87	7.62	55,880
Exercisable at December 31, 2023	2,448,076	5.79	6.64	6.75	207,499

Summary of assumptions used to estimate the fair value of the share options granted

	For the years ended
	December 31,
	2021	2022	2023
Risk‑free interest rate	1.11% - 1.67%	1.92% - 4.25%	3.38% - 4.86%
Dividend yield	0%	0%	0%
Expected volatility range	73.1% - 75.5%	74.2% - 74.9%	72.6% - 73.1%
Exercise multiple	2.2 - 2.8	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years	10 years

Summary of total share based compensation expenses recognized

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Research and development expenses	13,582,746	7,227,298	4,860,548
Administrative expenses	5,096,912	3,292,984	2,411,152
Total share‑based compensation expenses	18,679,658	10,520,282	7,271,700